First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.5%
	Aerospace & Defense – 1.4%
11,000	Lockheed Martin Corp. (a)	$4,249,190
	Air Freight & Logistics – 0.6%
13,000	FedEx Corp. (a)	1,930,110
	Auto Components – 0.5%
160,000	Goodyear Tire & Rubber (The) Co. (a) (b)	1,614,400
	Automobiles – 0.8%
75,000	General Motors Co.	2,406,750
	Banks – 6.3%
350,000	Huntington Bancshares, Inc. (a)	4,613,000
100,000	JPMorgan Chase & Co. (a)	10,450,000
100,000	Truist Financial Corp. (a)	4,354,000
		19,417,000
	Beverages – 3.3%
107,000	Coca-Cola (The) Co. (a)	5,994,140
18,500	Constellation Brands, Inc., Class A (a)	4,249,080
		10,243,220
	Biotechnology – 3.2%
51,000	AbbVie, Inc. (a)	6,844,710
51,000	Horizon Therapeutics PLC (a) (b)	3,156,390
		10,001,100
	Capital Markets – 1.3%
52,500	Morgan Stanley (a)	4,148,025
	Chemicals – 1.3%
15,000	Linde PLC (a)	4,043,850
	Communications Equipment – 1.5%
117,500	Cisco Systems, Inc. (a)	4,700,000
	Diversified Telecommunication Services – 2.1%
150,000	AT&T, Inc. (a)	2,301,000
110,000	Verizon Communications, Inc. (a)	4,176,700
		6,477,700
	Electric Utilities – 2.5%
100,000	Exelon Corp. (a)	3,746,000
155,000	PPL Corp. (a)	3,929,250
		7,675,250
	Entertainment – 4.0%
84,000	Activision Blizzard, Inc. (a)	6,244,560
90,000	Cinemark Holdings, Inc. (a) (b)	1,089,900
200,000	Lions Gate Entertainment Corp., Class B (a) (b)	1,390,000
38,000	Walt Disney (The) Co. (a) (b)	3,584,540
		12,309,000
	Food & Staples Retailing – 1.8%
11,500	Costco Wholesale Corp. (a)	5,431,105
	Health Care Providers & Services – 4.1%
25,000	UnitedHealth Group, Inc. (a)	12,626,000

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure – 2.5%
85,000	Carnival Corp. (a) (b)	$597,550
90,000	Las Vegas Sands Corp. (a) (b)	3,376,800
52,000	Restaurant Brands International, Inc. (a)	2,765,360
47,500	Six Flags Entertainment Corp. (b)	840,750
		7,580,460
	Industrial Conglomerates – 1.6%
29,000	Honeywell International, Inc. (a)	4,842,130
	Insurance – 3.8%
35,000	Arthur J. Gallagher & Co. (a)	5,992,700
31,000	Chubb, Ltd. (a)	5,638,280
		11,630,980
	Interactive Media & Services – 3.6%
114,000	Alphabet, Inc., Class C (a) (b)	10,961,100
	Internet & Direct Marketing Retail – 1.4%
37,500	Amazon.com, Inc. (a) (b)	4,237,500
	IT Services – 2.0%
28,000	International Business Machines Corp. (a)	3,326,680
31,500	PayPal Holdings, Inc. (a) (b)	2,711,205
		6,037,885
	Life Sciences Tools & Services – 4.9%
28,200	Danaher Corp. (a)	7,283,778
15,300	Thermo Fisher Scientific, Inc. (a)	7,760,007
		15,043,785
	Machinery – 1.0%
18,000	Caterpillar, Inc.	2,953,440
	Metals & Mining – 0.7%
79,000	Freeport-McMoRan, Inc.	2,159,070
	Multiline Retail – 1.0%
20,000	Target Corp. (a)	2,967,800
	Oil, Gas & Consumable Fuels – 3.2%
50,000	Hess Corp. (a)	5,449,500
20,900	Pioneer Natural Resources Co. (a)	4,525,477
		9,974,977
	Pharmaceuticals – 4.1%
80,000	Bristol-Myers Squibb Co. (a)	5,687,200
7,500	Eli Lilly & Co.	2,425,125
30,000	Zoetis, Inc. (a)	4,448,700
		12,561,025
	Road & Rail – 1.5%
70,000	Canadian Pacific Railway Ltd. (a)	4,670,400
	Semiconductors & Semiconductor Equipment – 3.8%
137,000	Intel Corp.	3,530,490
56,500	Micron Technology, Inc. (a)	2,830,650
45,000	NVIDIA Corp. (a)	5,462,550
		11,823,690

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software – 10.8%
9,000	Adobe, Inc. (b)	$2,476,800
114,500	Microsoft Corp. (a)	26,667,050
14,000	Synopsys, Inc. (b)	4,277,140
		33,420,990
	Specialty Retail – 1.3%
18,500	Burlington Stores, Inc. (a) (b)	2,069,965
65,000	Foot Locker, Inc.	2,023,450
		4,093,415
	Technology Hardware, Storage & Peripherals – 9.2%
204,000	Apple, Inc. (a)	28,192,800
	Textiles, Apparel & Luxury Goods – 1.6%
58,500	NIKE, Inc., Class B (a)	4,862,520
	Tobacco – 0.8%
30,000	Philip Morris International, Inc. (a)	2,490,300
	Water Utilities – 1.0%
24,000	American Water Works Co., Inc. (a)	3,123,840
	Total Common Stocks	290,900,807
	(Cost $238,972,896)
REAL ESTATE INVESTMENT TRUSTS – 3.1%
	Equity Real Estate Investment Trusts – 3.1%
34,000	Crown Castle, Inc.	4,914,700
107,000	Gaming and Leisure Properties, Inc. (a)	4,733,680
	Total Real Estate Investment Trusts	9,648,380
	(Cost $8,031,068)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 1.2%
	Capital Markets – 1.2%
215,000	Ares Capital Corp.	3,629,200
	(Cost $3,728,891)

Shares	Description	Stated Rate	Stated Maturity	Value
$100 PAR PREFERRED SECURITIES – 1.0%
	Health Care Equipment & Supplies – 0.7%
22,500	Boston Scientific Corp., Series A	5.50%	06/01/23	2,277,450
	Media – 0.3%
27,000	Paramount Global, Series A	5.75%	04/01/24	834,300
	Total $100 Par Preferred Securities			3,111,750
	(Cost $4,323,308)

Total Investments – 99.8%	307,290,137
(Cost $255,056,163)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.1)%
(250)	Carnival Corp.	$(175,750)	$12.50	10/21/22	(750)

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(400)	Carnival Corp.	$(281,200)	$15.00	10/21/22	$(800)
(250)	Foot Locker, Inc.	(778,250)	42.50	10/21/22	(750)
(300)	General Motors Co.	(962,700)	36.00	10/21/22	(12,000)
(170)	Horizon Therapeutics PLC	(1,052,130)	70.00	10/21/22	(7,650)
(170)	Horizon Therapeutics PLC	(1,052,130)	75.00	10/21/22	(2,975)
(300)	Las Vegas Sands Corp.	(1,125,600)	43.00	10/21/22	(12,600)
(300)	Las Vegas Sands Corp.	(1,125,600)	46.00	10/21/22	(6,000)
(125)	Micron Technology, Inc.	(626,250)	57.00	10/21/22	(5,250)
(100)	NIKE, Inc., Class B	(831,200)	108.00	10/21/22	(500)
(100)	NIKE, Inc., Class B	(831,200)	120.00	10/21/22	(200)
(250)	S&P 500® Index (c)	(89,640,500)	3,950.00	10/21/22	(108,000)
(175)	S&P 500® Index (c)	(62,748,350)	4,025.00	10/21/22	(34,125)
(250)	S&P 500® Index (c)	(89,640,500)	4,050.00	10/21/22	(39,250)
(50)	UnitedHealth Group, Inc.	(2,525,200)	560.00	10/21/22	(6,250)
	Total Call Options Written				(237,100)
	(Premiums received $874,482)

Net Other Assets and Liabilities – 0.3%	979,859
Net Assets – 100.0%	$308,032,896

(a)	All or a portion of these securities are pledged to cover index call options written.
(b)	Non-income producing security.
(c)	Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options written on individual equity securities held in the Fund’s portfolio.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows:
ASSETS TABLE
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 290,900,807	$ 290,900,807	$ —	$ —
Real Estate Investment Trusts*	9,648,380	9,648,380	—	—
Common Stocks - Business Development Companies*	3,629,200	3,629,200	—	—
$100 Par Preferred Securities*	3,111,750	3,111,750	—	—
Total Investments	$ 307,290,137	$ 307,290,137	$—	$—

LIABILITIES TABLE
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (237,100)	$ (234,125)	$ (2,975)	$ —

*	See Portfolio of Investments for industry breakout.